Income Taxes - Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ (131,478)	$ (127,599)	$ (123,760)
Foreign	(3,536)	1,569	176
Total loss before income taxes	$ (135,014)	$ (126,030)	$ (123,584)